Note 13 - Total Voyage Revenues (Tables)	12 Months Ended
Dec. 31, 2025
Note 13 - Total Voyage Revenues
Schedule of Voyage Revenues [Table Text Block]
For the year ended December 31, 2025
Time charters	$173,433
Time charters – related parties (Note 3)	5,118
Voyage charters and Contracts of Affreightment	264,024
Voyage charters and Contracts of Affreightment – related parties (Note 3)	154,648
Total	$597,223